BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Standards (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Recently Adopted Accounting Standards
Retained Earnings (Accumulated Deficit)	$ (64,460)	$ 38,324	$ 42,228
Operating lease assets	80,587	121,269	147,148
Operating Lease Right-of-use Liability		142,421
Over-market Liabilities	$ 16,113	$ 28,128	$ 37,409
Cumulative Effect of New ASU | ASU 2014-09
Recently Adopted Accounting Standards
Retained Earnings (Accumulated Deficit)				$ (3,477)
Cumulative Effect of New ASU | ASU 2016-02
Recently Adopted Accounting Standards
Operating lease assets				178,577
Operating Lease Right-of-use Liability				204,790
Over-market Liabilities				27,004
Prepaid rent				791
Cumulative Effect of New ASU | ASU 2018-15
Recently Adopted Accounting Standards
Hosting agreement capitalized costs				$ 2,167